UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-03074
(Investment Company Act file number)

Northeast Investors Growth Fund
(Exact name of registrant as specified in charter)

100 High Street Boston, MA 02110
(Address of principal executive offices) (Zip code)

(617) 523-3588
(Registrant's telephone number, including area code)

Robert Kane 100 High Street
Boston, MA 02110
(Name and address of agent for service)

December 31
Date of fiscal year end

January 1, 2015 - December 31, 2015
Date of reporting period

Form N-CSR is to be used by management investment companies to file reports with the Commission, not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1 - Reports to Stockholders

Northeast
Investors Growth Fund

ANNUAL REPORT
DECEMBER 31, 2015

N
N.E
60
20

TABLE OF CONTENTS

Shareholder Letter	1
Portfolio Update	3
Disclosure of Fund Expenses	7
Schedule of Investments	8
Statement of Assets and Liabilities	12
Statement of Operations	13
Statements of Changes in Net Assets	14
Financial Highlights	17
Notes to Financial Statements	18
Report of Independent Registered Public Accounting Firm	23
Additional Information	24
Trustees & Officers	25

Northeast Investors Growth Fund	Shareholder Letter

Dear Fellow Shareholders:

The Northeast Investors Growth Fund nicely outperformed the S&P 500 for the year 2015 by returning +4.41% as compared to +1.38% for our benchmark. Such a flat year for U.S. large cap equities followed six consecutive positive returning years. Investors appeared on edge throughout the year waiting with bated breath in anticipation of The Federal Reserve Bank’s initial move to raise target rates for inter-bank deposits. Multiple years of expanding monetary policy to drive down interest rates had largely been credited with significant equity outperformance, and the thought of the foot coming off the gas gave reason to pause for many. The Fund, however, began the year in strong fashion with an early lead relative to its benchmark and never trailed at a month-end through the close of December.

Equity market volatility returned this past year on levels not seen since the sovereign debt crisis of 2011. The surprise decision by the People’s Bank of China to devalue their currency in August by three percent versus the U.S. Dollar set in motion what would become the market’s first correction in four years, as defined by a 10 percent decline from a peak. Ultimately, the S&P 500 declined by more than six percent for the third quarter before the bulls returned in October driving the benchmark to a gain of seven percent in the final quarter to finish slightly positive on the year.

The Fund’s outperformance was due in part to sector allocation but more importantly stock selection. From a sector perspective, we maintained our largest relative over/underweights throughout much of the year. Consumer Discretionary and Information Technology have been our two largest relative overweight sectors for some time, and 2015 rewarded us as both of these areas handily outperformed the broad market. In addition, a significant underweight to Energy as well as no direct exposure to Materials nor Utilities names largely shielded us from the three worst performing sectors for the year.

One of our smaller names, Manhattan Associates, contributed greatest to our return for the year. Its stellar performance (+63%) continues to be driven by its proprietary solutions for retailers in the new age of downward margin pressure from the e-commerce behemoth, Amazon. Alphabet, the new holding company of Google, as well as Facebook are earning the lion’s share of advertising dollars migrating to mobile internet platforms from the traditional television and print mediums. Alphabet returned +47% on the year while Facebook gained +34%. Nike was another winner on the year, finishing up +31% as its dominance of global athletic apparel, and in particular footwear, spreads.

Longtime Fund stalwart Union Pacific had a very weak year (-33%) and detracted most from our performance. We still hold our position in the name, but much lower energy-related carloads as well as West Coast port disruptions severely crimped their profits. Auto parts supplier Magna International (-24%) was hurt by weakness in the Canadian Dollar and a few company-specific operational issues despite U.S. light vehicle sales hitting an all-time record high. Finally industrial conglomerate United Technologies (-15%) was negatively affected by further strength in the U.S. Dollar impacting overseas sales as well as a slowdown in Chinese commercial construction.

At the time of this writing in early 2016, the same fears of slowing global growth, prolonged low commodity prices and an uncertain monetary policy have yielded another abrupt selloff in equities. We now find many of our positions trading at even more attractive valuations and we continue to look to add to our highest conviction ideas at opportune times. In spite of recent further gyrations, we maintain a guarded optimism on global markets for the duration of the year. Economic conditions across much of the western world likely will gradually improve further, but continued commodity price weakness, diverging central bank policies as well as a U.S. presidential election should provide plenty of ammo for both the bulls and bears.

Annual Report | December 31, 2015	1

Northeast Investors Growth Fund	Shareholder Letter

We welcome and encourage you to contact us with any questions, concerns or comments. Please call us directly at 617-523-3588 or visit our website, www.northeastinvestorsgrowthfund.com, where you can view the Fund’s closing price, composition, and historical performance. If you follow your investments online, the ticker symbol for the Fund is NTHFX. Our lines of communication are always open to our most important partners – you our fellow shareholders. We continue to appreciate your support.

William A. Oates, Jr.
February, 2016

2	www.northeastinvestorsgrowthfund.com

Northeast Investors Growth Fund	Portfolio Update

December 31, 2015 (Unaudited)

Average Annual Total Return (For the Period Ended December 31, 2015)

	1 Year	5 Year	10 Year	Expense Ratio
Northeast Investors Growth Fund	4.41%	7.55%	4.61%	1.25%*
S&P 500® Total Return Index	1.38%	12.57%	7.31%

*	As stated in the Fund’s most recent prospectus.

Performance Graph
The following graph compares the cumulative total shareholder return on the Northeast Investors Growth Fund shares to the cumulative total return on the S&P 500® Total Return Index, assuming an investment of $10,000 in both at their closing prices on December 31, 2005 and reinvestment of dividends and capital gains. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Keep in mind that past performance does not guarantee future returns, and an investment in the Fund is not guaranteed. For management’s discussion of the Fund’s performance for the period ended December 31, 2015, including strategies and market conditions which influenced such performance, see the Shareholder Letter.

	2006	2007	2008	2009	2010	2011	2012	2013	2014	2015
Northeast Investors Growth Fund	$10,924	$12,442	$7,265	$9,375	$10,911	$10,055	$11,304	$14,255	$15,035	$15,699
S&P 500® Total Return Index	$11,579	$12,216	$7,696	$9,733	$11,199	$11,435	$13,265	$17,562	$19,966	$20,242

Annual Report | December 31, 2015	3

Northeast Investors Growth Fund	Portfolio Update

December 31, 2015 (Unaudited)

Returns and Per Share Data

	2006	2007	2008	2009	2010	2011	2012	2013	2014	2015
Net Asset Value	20.10	20.19	11.74	15.15	17.60	16.22	16.67	17.26	16.58	15.30
Dividend Dist.	0.00	0.04	0.05	0.00	0.03	0.00	0.10	0.08	0.00	0.04
Capital Gains Dist.	0.00	2.60	0.00	0.00	0.00	0.00	1.47	3.60	1.64	1.98
Northeast Investors Growth Fund Return (%)	9.24%	13.90%	-41.61%	29.05%	16.38%	-7.84%	12.42%	26.11%	5.47%	4.41%
S&P 500® Return (%)	15.79%	5.49%	-37.00%	26.46%	15.06%	2.11%	16.00%	32.39%	13.69%	1.38%

4	www.northeastinvestorsgrowthfund.com

Northeast Investors Growth Fund	Portfolio Update

December 31, 2015 (Unaudited)

Ten Largest Investment Holdings

	Market Value	Percent of Net Assets
Apple, Inc.	$2,405,191	4.18%
Visa, Inc., Class A	2,303,235	4.00%
Facebook, Inc., Class A	2,208,326	3.83%
Alphabet Inc., Class A	2,022,826	3.51%
Honeywell International, Inc.	1,998,901	3.47%
Gilead Sciences, Inc.	1,892,253	3.29%
Celgene Corp.	1,796,400	3.12%
NIKE, Inc., Class B	1,775,000	3.08%
Goldman Sachs Group, Inc.	1,712,185	2.97%
Costco Wholesale Corp.	1,663,450	2.89%
Summary of Sector Weightings as a Percentage of Net Assets

Percent of Net Assets
Consumer, Non-Cyclical	22.09%
Financial	19.39%
Consumer, Cyclical	16.97%
Technology	13.28%
Communications	12.73%
Industrial	9.84%
Energy	4.35%
Cash, Cash Equivalents, & Other Net Assets	1.35%
Total	100.00%

Annual Report | December 31, 2015	5

Northeast Investors Growth Fund	Portfolio Update

December 31, 2015 (Unaudited)

Summary of Net Assets by Industry

	Market Value	% of Net Assets
Common Stocks
Aerospace/Defense	$326,638	0.57%
Apparel	3,589,409	6.24%
Auto Parts & Equipment	1,127,568	1.96%
Banks	5,762,908	10.01%
Beverages	829,336	1.44%
Biotechnology	4,610,061	8.01%
Computers	3,609,485	6.27%
Diversified Financial Services	2,865,093	4.98%
Electronics	1,998,901	3.47%
Food	1,307,086	2.27%
Household Products/Wares	1,268,300	2.20%
Insurance	1,612,713	2.80%
Internet	5,380,165	9.34%
Media	1,471,120	2.55%
Miscellaneous Manufacturing	2,020,032	3.51%
Oil & Gas	2,505,906	4.35%
Pharmaceuticals	4,707,776	8.17%
Real Estate Investment Trusts	921,025	1.60%
Retail	5,052,771	8.77%
Semiconductors	1,297,450	2.25%
Software	2,743,011	4.76%
Telecommunications	485,310	0.84%
Transportation	1,321,580	2.29%
Total Common Stocks	56,813,644	98.65%
Total Investment Portfolio	56,813,644	98.65%
Other Assets in Excess of Liabilities	779,364	1.35%
Total Net Assets	57,593,008	100.00%

6	www.northeastinvestorsgrowthfund.com

Northeast Investors Growth Fund	Disclosure of Fund Expenses

December 31, 2015 (Unaudited)

As a shareholder of the Northeast Investors Growth Fund (the “Fund”), you will incur ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on July 1, 2015 and held until December 31, 2015.

Actual Expenses. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The expenses shown in the table are meant to highlight ongoing Fund costs. Therefore, the second line of each table below is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Net Expense Ratios	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During Period(a)
Northeast Investors Growth Fund
Actual Return	1.29%	$1,000.00	$996.10	$6.49
Hypothetical Return (5% return before expenses)	1.29%	$1,000.00	$1,018.70	$6.56

(a)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), divided by 365.

Annual Report | December 31, 2015	7

Northeast Investors Growth Fund	Schedule of Investments

December 31, 2015

Description	Shares	$ Value
COMMON STOCKS - 98.65%

Communications - 12.73%

Internet - 9.34%
Alphabet Inc., Class A(a)	2,600	$2,022,826
Amazon.com, Inc.(a)	1,700	1,149,013
Facebook, Inc., Class A(a)	21,100	2,208,326
		5,380,165
Media - 2.55%
Walt Disney Co.	14,000	1,471,120

Telecommunications - 0.84%
Verizon Communications, Inc.	10,500	485,310

Total Communications		7,336,595

Consumer, Cyclical - 16.97%

Apparel - 6.24%
NIKE, Inc., Class B	28,400	1,775,000
Under Armour, Inc., Class A(a)	14,400	1,160,784
VF Corp.	10,500	653,625
		3,589,409
Auto Parts & Equipment - 1.96%
Magna International, Inc.	27,800	1,127,568

Retail - 8.77%
Costco Wholesale Corp.	10,300	1,663,450
CVS Health Corp.	16,500	1,613,205
Lowe’s Cos., Inc.	14,200	1,079,768
Starbucks Corp.	11,600	696,348
		5,052,771
Total Consumer, Cyclical		9,769,748

Consumer, Non-Cyclical - 22.09%

Beverages - 1.44%
PepsiCo, Inc.	8,300	829,336

Biotechnology - 8.01%
Amgen, Inc.	2,600	422,058
Biogen, Inc.(a)	1,630	499,350
Celgene Corp.(a)	15,000	1,796,400

See accompanying notes which are an integral part of these financial statements.

8	www.northeastinvestorsgrowthfund.com

Northeast Investors Growth Fund	Schedule of Investments

December 31, 2015

Description	Shares	$ Value
Consumer, Non-Cyclical - 22.09% (continued)
Gilead Sciences, Inc.	18,700	$1,892,253
		4,610,061
Food - 2.27%
Mondelez International, Inc., Class A	29,150	1,307,086

Household Products/Wares - 2.20%
Clorox Co.	10,000	1,268,300

Pharmaceuticals - 8.17%
Alkermes PLC(a)	5,500	436,590
Bristol-Myers Squibb Co.	19,700	1,355,163
Johnson & Johnson	10,740	1,103,213
Merck & Co., Inc.	8,000	422,560
Perrigo Co. PLC	4,700	680,090
Pfizer, Inc.	22,000	710,160
		4,707,776
Total Consumer, Non-Cyclical		12,722,559

Energy - 4.35%

Oil & Gas - 4.35%
Chevron Corp.	5,200	467,792
ConocoPhillips	6,500	303,485
Exxon Mobil Corp.	14,100	1,099,095
Occidental Petroleum Corp.	9,400	635,534
		2,505,906
Total Energy		2,505,906

Financial - 19.39%

Banks - 10.01%
Bank of America Corp.	47,600	801,108
Citigroup Inc	11,300	584,775
First Republic Bank	10,200	673,812
Goldman Sachs Group, Inc.	9,500	1,712,185
JPMorgan Chase & Co.	13,400	884,802
Wells Fargo & Co.	20,350	1,106,226
		5,762,908
Diversified Financial Services - 4.98%
BlackRock, Inc.	1,650	561,858
Visa, Inc., Class A	29,700	2,303,235
		2,865,093

See accompanying notes which are an integral part of these financial statements.

Annual Report | December 31, 2015	9

Northeast Investors Growth Fund	Schedule of Investments

December 31, 2015

Description	Shares	$ Value
Financial - 19.39% (continued)
Insurance - 2.80%
American International Group, Inc.	7,700	$477,169
Berkshire Hathaway, Inc., Class B(a)	8,600	1,135,544
		1,612,713
Real Estate Investment Trusts - 1.60%
American Tower Corp.	9,500	921,025

Total Financial		11,161,739

Industrial - 9.84%

Aerospace/Defense - 0.57%
United Technologies Corp.	3,400	326,638

Electronics - 3.47%
Honeywell International, Inc.	19,300	1,998,901

Miscellaneous Manufacturing - 3.51%
3M Co.	5,800	873,712
General Electric Co.	36,800	1,146,320
		2,020,032
Transportation - 2.29%
Union Pacific Corp.	16,900	1,321,580

Total Industrial		5,667,151

Technology - 13.28%

Computers - 6.27%
Apple, Inc.	22,850	2,405,191
Manhattan Associates, Inc.(a)	18,200	1,204,294
		3,609,485
Semiconductors - 2.25%
NXP Semiconductors N.V.(a)	15,400	1,297,450

Software - 4.76%
Akamai Technologies, Inc.(a)	24,500	1,289,435

See accompanying notes which are an integral part of these financial statements.

10	www.northeastinvestorsgrowthfund.com

Northeast Investors Growth Fund	Schedule of Investments

December 31, 2015

Description	Shares	$ Value
Technology - 13.28% (continued)
Microsoft Corp.	26,200	$1,453,576
		2,743,011
Total Technology		7,649,946

Total Common Stocks
(Cost $44,094,571)		56,813,644

Total Investments - 98.65%
(Cost $44,094,571)		56,813,644

Other Assets in Excess of Liabilities - 1.35%		779,364

Total Net Assets - 100.00%		$57,593,008

(a)	Non-income producing security. Includes securities which did not pay at least one dividend in the year preceding the date of this statement.

Common Abbreviations:
(N.V.) Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
(PLC) Public Limited Company.

See accompanying notes which are an integral part of these financial statements.

Annual Report | December 31, 2015	11

Northeast Investors Growth Fund	Statement of Assets and Liabilities

December 31, 2015

ASSETS:
Investments, at market value (Cost $44,094,571)	$56,813,644
Cash	844,223
Dividends receivable	58,854
Receivable for shares sold	1,113
Other assets	13,787
Total Assets	57,731,621

LIABILITIES:
Accrued audit and tax expense	46,300
Accrued investment advisory fee	33,438
Accrued insurance	13,799
Accrued legal fees	10,129
Accrued administration fees	8,659
Accrued printing fees	7,817
Payable for shares redeemed	2,683
Accrued other expenses	15,788
Total Liabilities	138,613
NET ASSETS	$57,593,008

NET ASSETS CONSISTS OF:
Paid-in capital	$44,129,486
Accumulated net realized gain	744,449
Net unrealized appreciation on investments	12,719,073
NET ASSETS	$57,593,008

Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	3,765,346
Net Asset Value, offering and redemption price per share	$15.30

See accompanying notes which are an integral part of these financial statements.

12	www.northeastinvestorsgrowthfund.com

Northeast Investors Growth Fund	Statement of Operations

For the Year Ended December 31, 2015

INVESTMENT INCOME:
Dividends, (net of foreign withholding taxes of $3,670)	$945,670
Total Investment Income	945,670

EXPENSES:
Investment advisory fee (Note D)	411,292
Administrative fees (Note C)	101,277
Transfer agent fees (Note C)	86,892
Audit and tax fees	45,237
Insurance	31,390
Legal fees	31,328
Registration and filing fees	30,513
Trustee fees	30,000
Printing fees	16,223
Custodian fees	9,793
Miscellaneous fees	15,417
Total Expenses	809,362
Net Investment Income	136,308

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investment transactions	7,504,907
Net change in unrealized depreciation on investments	(4,754,826)
Net Gain on Investments	2,750,081
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,886,389

See accompanying notes which are an integral part of these financial statements.

Annual Report | December 31, 2015	13

Northeast Investors Growth Fund	Statements of Changes in Net Assets

	Year Ended December 31, 2015	Year Ended December 31, 2014
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$136,308	$(203,262)
Net realized gain on investment transactions	7,504,907	5,751,819
Net change in unrealized depreciation on investments	(4,754,826)	(2,173,381)
Net Increase in Net Assets Resulting from Operations	2,886,389	3,375,176

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(140,797)	–
From net realized gains on investments	(6,728,832)	(6,039,228)
Net Decrease in Net Assets from Distributions	(6,869,629)	(6,039,228)

FUND SHARE TRANSACTIONS:
Proceeds from sale of shares	2,446,581	608,934
Reinvestment of distributions	6,090,965	5,439,311
Cost of shares redeemed	(12,942,348)	(13,457,354)
Net Decrease in Net Assets from Fund Share Transactions	(4,404,802)	(7,409,109)

Net Decrease in Net Assets	(8,388,042)	(10,073,161)

NET ASSETS:
Beginning of year	65,981,050	76,054,211
End of year*	$57,593,008	$65,981,050
*Includes accumulated undistributed net investment income:	$–	$–

See accompanying notes which are an integral part of these financial statements.

14	www.northeastinvestorsgrowthfund.com

Intentionally Left Blank

Northeast Investors Growth Fund

NET ASSET VALUE, BEGINNING OF YEAR INVESTMENT OPERATIONS:
Net investment income/(loss)(a)
Net realized and unrealized gain/(loss) on investments
Total from Investment Operations

LESS DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
From net realized gains
Total Distributions

NET ASSET VALUE, END OF YEAR

TOTAL RETURN(b)

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of year (in 000s)
Ratio to average daily net assets:
Expenses
Net investment income/(loss)
PORTFOLIO TURNOVER RATE

(a)	Average share method used to calculate per share data.
(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

See accompanying notes which are an integral part of these financial statements.

16	www.northeastinvestorsgrowthfund.com

Financial Highlights

For a share outstanding through the years presented

Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
$16.58	$17.26	$16.67	$16.22	$17.60

0.04	(0.05)	0.04	0.08	0.02
0.70	1.01	4.23	1.94	(1.40)
0.74	0.96	4.27	2.02	(1.38)

(0.04)	–	(0.08)	(0.10)	–
(1.98)	(1.64)	(3.60)	(1.47)	–
(2.02)	(1.64)	(3.68)	(1.57)	–

$15.30	$16.58	$17.26	$16.67	$16.22

4.41%	5.47%	26.11%	12.42%	-7.84%

$57,593	$65,981	$76,054	$73,016	$76,191
1.30%	1.25%	1.23%	1.38%	1.40%
0.22%	(0.29)%	0.22%	0.44%	0.14%
28%	58%	82%	36%	49%

Annual Report | December 31, 2015	17

Northeast Investors Growth Fund	Notes to Financial Statements

December 31, 2015

NOTE A–ORGANIZATION

Northeast Investors Growth Fund (the “Fund”) is a diversified, no-load, open-end, series-type management investment company registered under the Investment Company Act of 1940, as amended. The Fund presently consists of one portfolio and is organized as a Massachusetts business trust.

The Fund’s objective is to produce long-term capital appreciation for its shareholders. The Fund maintains a flexible investment policy which primarily targets common stocks of large domestic companies. The Fund emphasizes well-known companies which it believes to have strong management, solid financial fundamentals and which are established leaders in their industries. The Fund generally invests in companies with market capitalizations in excess of $10 billion.

NOTE B–SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company for financial reporting purposes under accounting principles generally accepted in the United States of America (“U.S. GAAP”). Significant accounting policies of the Fund, which are in conformity with U.S. GAAP are as follows:

Use of Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of Investments: Investments in securities traded on national securities exchanges are valued based upon closing prices on the exchanges or last sales price. Securities traded in the over-the-counter market and listed securities with no sales on the date of valuation are valued at closing bid prices. Other short-term investments, when held by the Fund, are valued at cost plus earned discount or interest which approximates market value.

Securities and other assets for which market quotations are not readily available or are deemed unreliable (including restricted securities, if any) are valued at their fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees. Methodologies and factors used to determine fair value of securities may include, but are not limited to, contractual restrictions, information of any recent sales, the analysis of the company’s financial statements, quotations or evaluated prices from broker-dealers and/or pricing services and information obtained from analysts. The Fund may use fair value pricing for foreign securities if a material event occurs that may effect the price of a security after the close of the foreign market or exchange (or on days the foreign market is closed) but before the Fund prices its portfolio, generally at 4:00 p.m. EST. Fair value pricing may also be used for securities acquired as a result of corporate restructurings or reorganizations as reliable market quotations for such issues may not be readily available. At December 31, 2015, there were no securities priced at fair value as determined in good faith.

Investment Transactions: Investment transactions are accounted for as of trade date. Realized gains and losses on investment transactions are determined on the identified cost basis.

18	www.northeastinvestorsgrowthfund.com

Northeast Investors Growth Fund	Notes to Financial Statements

December 31, 2015

Investment Income: Interest income is recognized on an accrual basis. Dividend income is recorded on the ex-dividend date, net of applicable withholding taxes.

Federal Income Taxes: No provision for federal income taxes is necessary since the Fund has elected to qualify under subchapter M of the Internal Revenue Code of 1986, as amended, and its policy is to distribute substantially all of its taxable income, including net realized capital gains, within the prescribed time periods.

As of and during the year ended December 31, 2015, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognized interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. federal tax authorities for tax years 2012 through 2015.

Dividends and Distributions to Shareholders: Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in capital. The Fund’s distributions and dividend income are recorded on the ex-dividend date.

Indemnification: In the normal course of business, the Fund may enter into contracts that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

Net Asset Value: In determining the net asset value per share, rounding adjustments are made for fractions of a cent to the next higher cent.

Concentration of Credit Risk: The Fund places its cash with one banking institution, which is insured by Federal Deposit Insurance Corporation (FDIC). The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Fund does not believe that such deposits are subject to any unusual risk associated with investment activities.

Subsequent Events: In accordance with U.S. GAAP, management has evaluated subsequent events through the date these financial statements were issued. All subsequent events determined to be relevant and material to these financial statements as a whole have been accordingly disclosed.

NOTE C–FUND ADMINISTRATION, ACCOUNTING, TRANSFER AGENCY, SHAREHOLDER SERVICING AND OTHER AGREEMENTS

ALPS Fund Services, Inc. (“ALPS”) serves as Fund administrator for which it is compensated by the Fund. ALPS also serves as fund accountant, transfer agent and shareholder servicing agent. ALPS carries out all functions related to the maintenance of shareholder accounts, acquisition and redemption of shares and mailings to shareholders. ALPS also determines the Fund’s Net Asset Value.

Union Bank serves as custodian of portfolio securities and other assets.

Annual Report | December 31, 2015	19

Northeast Investors Growth Fund	Notes to Financial Statements

December 31, 2015

NOTE D–INVESTMENT ADVISORY AND SERVICE CONTRACT

Northeast Management & Research Company, Inc. (“NMR”) provides the Fund with the services of a Chief Compliance Officer and anti-money laundering officer. The Fund has an investment advisory and service contract with NMR (the “Advisor”). Under the contract, the Fund pays the Advisor an annual fee at a maximum rate of 1.00% of the first $10,000,000 of the Fund’s average daily net assets, 3/4 of 1.00% of the next $20,000,000 and 1/2 of 1.00% of the average daily net assets in excess of $30,000,000, in monthly installments on the basis of the average daily net assets during the month preceding payment.

Under the Fund’s Investment Advisory Agreement (the “Agreement”), personnel of the Advisor provide the Fund with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Fund’s organization. Compensation to officers of the Fund or Advisor for services rendered to the Fund or to the Advisor are paid by the Advisor. Messrs. John C. Emery, Michael Baldwin, and F. Washington Jarvis, the Fund's disinterested Trustees, are not officers or directors of the Advisor. The compensation of all disinterested Trustees of the Fund is borne by the Fund.

NOTE E–PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments, other than short-term securities, aggregated $17,282,019 and $28,581,549, respectively, for the year ended December 31, 2015.

NOTE F–FUND SHARE TRANSACTIONS

Transactions in shares of beneficial interest for the years ended were as follows:

	12/31/2015	12/31/2014
Shares sold	140,977	36,045
Shares reinvested	396,032	325,122
Shares redeemed	(753,248)	(787,376)
Net decrease in shares outstanding	(216,239)	(426,209)

NOTE G–TAX BASIS INFORMATION

For the year ended December 31, 2015, the following reclassifications, which had no impact on results of operations or net assets, were recorded to reflect tax character:

Paid-in Capital	$–
Accumulated Net Investment Income	4,489
Accumulated Net Realized Gain on Investments	(4,489)

The tax character of distributions paid for the years ended December 31, 2015 and December 31, 2014 were as follows:

Distributions Paid From:	2015	2014
Ordinary Income	$136,308	$–
Long Term Capital Gains	6,733,321	6,039,228
Total	$6,869,629	$6,039,228

20	www.northeastinvestorsgrowthfund.com

Northeast Investors Growth Fund	Notes to Financial Statements

December 31, 2015

As of December 31, 2015 the components of distributable earnings on a tax basis were as follows:

Accumulated net realized gain on investments	$744,449
Net unrealized appreciation on investments	12,719,073
Total accumulated earnings - net	$13,463,522

At Decemeber 31, 2015 the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Cost of investments for income tax purposes	$44,094,571
Aggregate gross appreciation	$14,005,520
Aggregate gross depreciation	(1,286,447)
Net unrealized appreciation	$12,719,073

NOTE H–FAIR VALUE MEASUREMENTS

Accounting Standards Codification 820 (“ASC 820”), “Fair Value Measurements and Disclosures” established a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The various inputs that may be used to determine the value of the Fund’s investments are summarized in the following fair value hierarchy:

Level 1 -	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
Level 2 -
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or input other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 -
Significant unobservable prices or inputs (including a Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Fund to measure fair value during the year ended December 31, 2015, maximized the use of observable inputs and minimized the use of unobservable inputs.

Annual Report | December 31, 2015	21

Northeast Investors Growth Fund	Notes to Financial Statements

December 31, 2015

The following table summarizes the Fund’s investments as of December 31, 2015, based on the inputs used to value them.

	Level 1	Level 2	Level 3	Total
Common Stocks	$56,813,644	$–	$–	$56,813,644
TOTAL	$56,813,644	$–	$–	$56,813,644

For the year ended December 31, 2015, there have been no significant changes to the Fund’s fair value methodologies. Additionally, there were no transfers into or out of assigned levels during the year ended December 31, 2015. It is the Fund’s policy to recognize transfers at the end of the reporting period.

For the year ended December 31, 2015, the Fund did not have significant unobservable inputs (Level 3) used in determining fair value.

22	www.northeastinvestorsgrowthfund.com

Northeast Investors Growth Fund	Report of Independent Registered Public Accounting Firm

Board of Directors and Shareholders
Northeast Investors Growth Fund

We have audited the accompanying statement of assets and liabilities of Northeast Investors Growth Fund (a Massachusetts trust) (the “Fund”), including the schedule of investments, as of December 31, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended December 31, 2011 was audited by other auditors. Those auditors expressed an unqualified opinion on those financial highlights in their report dated February 27, 2012.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Northeast Investors Growth Fund as of December 31, 2015, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

New York, New York
February 26, 2016

Annual Report | December 31, 2015	23

Northeast Investors Growth Fund	Additional Information

December 31, 2015 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-855-755-6344, on the Fund’s website at www.northeastinvestorsgrowthfund.com or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge upon request by calling toll-free 1-855-755-6344, or on the SEC’s website at http://www.sec.gov.

2. QUARTERLY PORTFOLIO HOLDINGS

The Fund files a complete listing of portfolio holdings with the SEC as of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request by calling 1-855-755-6344. Furthermore, you may obtain a copy of the filing on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

3. TAX INFORMATION

The Fund designates the following for federal income tax purposes for distributions made during the calendar year ended December 31, 2015:

Fund	Dividends Received Deduction	Qualified Dividend Income
Northeast Investors Growth Fund	100%	100%

The Fund will notify shareholders in early 2016 of amounts paid to them by the Fund, if any, during the calendar year 2015.

Pursuant to Section 852(b)(3) of the Internal Revenue Code, Northeast Investors Growth Fund designated $6,733,321 as long-term capital gain dividends.

24	www.northeastinvestorsgrowthfund.com

Northeast Investors Growth Fund	Trustees & Officers

December 31, 2015 (Unaudited)

The Trustees of the Fund are William A. Oates Jr., John C. Emery, Michael Baldwin, and F. Washington Jarvis. Under Massachusetts law, the Trustees are generally responsible for overseeing the operation and management of the Fund. The table below provides certain information about the Fund’s Trustees and Officers. The mailing address for the Trustees and Officers of the Fund is 100 High Street, Suite 1000, Boston, MA 02110-2301.

Name/Age/Service*	Position	Principal Occupation(s) and Other Directorships During the Past Five Years
Interested Trustees*** and Fund Officers
William A. Oates, Jr.** Age: 73 Years of Service: 35	Trustee and President	Trustee and President of Northeast Investors Growth Fund; President and Director of Northeast Investment Management, Inc.; President and Director of Northeast Management & Research Co., Inc.
Robert B. Minturn Age: 76 Years of Service: 35	Clerk; Vice President; Chief Legal Officer	Officer of Northeast Investors Growth Fund; Officer of Northeast Investors Trust (until December 2014), Director and Officer of Northeast Investment Management, Inc. (until June 2015)
John F. Francini, Jr Age: 47 Years of Service: 8	Chief Financial Officer	Officer of Northeast Investors Growth Fund; Director and Officer of Northeast Investment Management, Inc. and Northeast Management & Research Co., Inc.
Richard G. Manoogian Age: 52 Years of Service: 4	Chief Compliance Officer
Chief Compliance Officer of Northeast Investors Growth Fund; Director and Chief Compliance Officer of Northeast Investment Management, Inc.; Chief Compliance Officer of Northeast Management & Research Co., Inc.

Nancy M. Mulligan Age: 48 Years of Service: 8	Vice President	Officer of Northeast Investors Growth Fund; Director and Officer of Northeast Investment Management, Inc. and Northeast Management & Research Co., Inc.
Robert M. Kane Age: 40 Years of Service: 15	Vice President	Officer of Northeast Investors Growth Fund (Chief Compliance Officer until Feb 2012); Officer of Northeast Investment Management, Inc.

*	The Trustees serve until their resignation or the appointment of a successor and the officers serve at the pleasure of the Trustees.
**	Mr. Oates is an interested Trustee because of his affiliation with the Fund’s investment adviser.
***	None of the Trustees are directors or Trustees of any other affiliated or unaffiliated registered investment companies nor do they hold directorships in other public companies.

Independent Trustees***
Michael Baldwin Age: 75 Years of Service: 16	Trustee	Partner, Baldwin Brothers, Registered Investment Advisor
John C. Emery Age: 85 Years of Service: 35	Trustee	Counsel, Law Firm of Sullivan & Worcester LLP; President of Boston Investment Company
F. Washington Jarvis Age: 76 Years of Service: 12	Trustee	Director, ELM Program, Yale Divinity School; Headmaster Emeritus, Roxbury Latin School

***	None of the Trustees are directors or Trustees of any other affiliated or unaffiliated registered investment companies nor do they hold directorships in other public companies.

Annual Report | December 31, 2015	25

TRUSTEES
William A. Oates, Jr.
Michael Baldwin
John C. Emery
F. Washington Jarvis

OFFICERS
William A. Oates, Jr., President
Robert B. Minturn, Vice President, Clerk & Chief Legal Officer
John F. Francini, Jr., Vice President & Chief Financial Officer
Richard G. Manoogian, Vice President & Chief Compliance Officer
Nancy M. Mulligan, Vice President
Robert M. Kane, Vice President

INVESTMENT ADVISOR
Northeast Management & Research Company, Inc.
100 High Street
Boston, Massachusetts 02110

CUSTODIAN
Union Bank
350 California Street, 6th Floor
San Francisco, CA 94104

LEGAL COUNSEL
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109

TRANSFER AGENT
ALPS Fund Services, Inc.
1290 Broadway Suite 1100
Denver, Colorado 80203
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Grant Thornton LLP
757 Third Avenue
New York, NY 10017

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Past performance is not predictive of future results. You may lose money by investing in the Fund. The information in this letter should not be construed as a recommendation to purchase or sell a particular security, and there is no assurance the securities described remain part of the Fund’s portfolio today.

Shares of the Fund are sold to investors at net asset value by

Northeast Investors Growth Fund
100 High Street
Boston, Massachusetts 02110
855-755-NEIG (6344)
www.northeastinvestorsgrowthfund.com

Must be preceded or accompanied by a prospectus.

Item 2.  Code of Ethics

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer.  A copy of the code of ethics is filed as an Exhibit to registrant's Report on this Form N-CSR for its fiscal year ended December 31, 2015.  The registrant has not granted any waivers from any provisions of the code of ethics during the covered period.

Item 3.  Audit Committee Financial Expert.

The registrant does not have an Audit Committee Financial Expert.  Although the members of the registrant's Audit Committee have a variety of business and investment experience, none of them has been determined to meet the technical qualifications required in order to meet the definition of an Audit Committee Financial Expert under this Item.  The registrant's trustee who is considered to be an "interested person" as defined in Section 2(a)(19) under the Investment Company of 1940, as amended, does possess such qualifications, but it has been determined that the Audit Committee should consist entirely of independent trustees.  The Audit Committee, under its charter, has the ability to retain independent advisers if it deems it necessary or appropriate without the need to seek approval from the management of the Fund.

Item 4.  Principal Accountant Fees and Services.

(a)     Audit Fees.  The aggregate fees billed for the registrant's fiscal years ended December 31, 2015 and December 31, 2014 for professional services rendered by the registrant's principal accountant for audit of its annual financial statements or services that are normally provided by such accountant in connection with statutory and regulatory filings were $40,000, and $40,000 respectively.

(b)     Audit-Related Fees.  The aggregate fees billed for the registrant's fiscal year ended December 31, 2015 and December 31, 2014 for assurance and related services by the registrant's principal accountant reasonably related to the performance of audit of the registrant's financial statements and not reported under Paragraph (a) of this Item were $0 and 0 respectively. Such services consisted of a report of the Fund's transfer agent internal controls pursuant to rule 17AD-13, semi-annual report review and a report on the Fund's anti-money laundering controls and policies.

(c)     Tax Fees.  The aggregate fees billed in the registrant's fiscal years ended December 31, 2015 and December 31, 2014 for professional services rendered by the registrant's principal accountant for tax matters were $4,300 and $4,000 respectively.  Such services consisted of the preparation of the registrant's federal income and excise tax returns.

(d)     All Other Fees.  During the fiscal years ended December 31, 2015 and 2014 the aggregate fees billed for other services rendered by the registrant's principal accountant were $0 and $0.

(e)     It is the registrant's policy that all audit and non-audit services provided by the registrant's principal accountant be approved in advance by the Audit Committee, and all of the services described in Paragraphs (a) - (d) of this item were so approved.

(f)      The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0% ).

(g)     No non-audit services were provided by the registrant's principal accountant to the registrant's investment adviser.  There is no entity affiliated with registrant's investment adviser that provides ongoing services to the registrant.

(h)     Not applicable to the registrant.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.  Schedule of Investments

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Reports to Stockholders filed under Item 1 of Form N-CSR.

(b)	Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.  Portfolio Manager of Closed-End Management Investment Companies

Not applicable to the registrant.

Item 9.  Purchase of Equity Securities by Closed-End Management Company and Affiliated Purchasers

Not applicable to the registrant.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes have been made with respect to procedures by which shareholders may recommend nominees for trustee during the covered period.

Item 11.  Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	No changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto Exhibits 99.302(i) CERT.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northeast Investors Growth Fund

By:	/s/ William A. Oates, Jr.
William A. Oates, Jr. President
(principal executive officer)

Date:	March 2, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William A. Oates, Jr.
William A. Oates, Jr. President
(principal executive officer)

Date:	March 2, 2016

By:	/s/ John F. Francini, Jr.
John F. Francini, Jr. Chief Financial Officer
(principal financial officer)

Date:	March 2, 2016